Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 282	¥ 262
Operating cash flows from operating leases	101,549	107,047
Financing cash flows from finance leases	8,124	7,426
Right-of-use assets obtained in exchange for new finance lease liabilities	11,066	4,055	¥ 3,487
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 35,678	¥ 48,095	¥ 50,564
Weighted-average remaining lease term:
Finance leases	3 years 6 months	3 years 7 months 6 days
Operating leases	7 years 7 months 6 days	8 years
Weighted-average discount rate:
Finance leases	0.84%	0.77%
Operating leases	0.90%	0.76%